Goodwill - Changes in goodwill and other intangible assets (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Goodwill
Balance at the beginning	$ 57,683	$ 57,170
Acquisitions		1,089
Impact of FX Translation	223	(142)
Balance at the end	57,906	58,117
Unites States
Goodwill
Balance at the beginning	31,633	31,633
Balance at the end	31,633	31,633
United Kingdom
Goodwill
Balance at the beginning	19,209	18,120
Acquisitions		1,089
Balance at the end	19,209	19,209
Canada
Goodwill
Balance at the beginning	6,841	7,417
Impact of FX Translation	223	(142)
Balance at the end	$ 7,064	$ 7,275